Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS
Cash and cash equivalents	$ 2,864	$ 3,880	$ 161
Restricted cash		350
Accounts receivable	611	696	777
Earn-Out from siParadigm, current portion	740	747
Excess Consideration Note		888
Other current assets	407	546	267
Current assets of discontinuing operations		71	23,250
Total current assets	4,622	7,178	24,455
FIXED ASSETS, net of accumulated depreciation	524	558	558
OTHER ASSETS
Operating lease right-of-use assets, net of accumulated amortization	123	94
Restricted cash			350
Earn-Out from siParadigm, less current portion	48	356
Patents and other intangible assets, net of accumulated amortization	2,681	2,895	3,349
Investment in joint venture	56	92	92
Goodwill	3,090	3,090	5,963
Other	644	641	639
Total other assets	6,642	7,168	10,393
Total Assets	11,788	14,904	35,406
CURRENT LIABILITIES
Accounts payable and accrued expenses	2,674	2,072	4,598
Obligations under operating leases, current portion	93	193
Obligations under finance leases, current portion	70	68	45
Deferred revenue	979	1,217	1,214
Convertible note, net			2,481
Note payable, net	840	1,277
Due to Interpace Biosciences, Inc.	628
Other derivatives			86
Current liabilities of discontinuing operations	611	1,229	19,189
Total current liabilities	6,481	6,972	28,148
Obligations under operating leases, less current portion	11	10
Obligation under finance leases, less current portion	97	107	54
Advance from siParadigm, less current portion	72	252
Deferred rent payable and other			154
Warrant liability	26	178	248
Total Liabilities	6,687	7,519	28,604
STOCKHOLDERS' EQUITY
Preferred stock, authorized 9,764 shares, $0.0001 par value, none issued
Common stock, authorized 100,000 shares, $0.0001 par value, 2,260 and 2,104 and 924 shares issued and outstanding at June 30, 2020 and December 31, 2019 and 2018, respectively
Additional paid-in capital	172,431	171,783	164,458
Accumulated other comprehensive income (loss)	(27)	26	60
Accumulated deficit	(167,303)	(164,424)	(157,716)
Total Stockholders' Equity	5,101	7,385	6,802
Total Liabilities and Stockholders' Equity	11,788	14,904	35,406
NovellusDx, Ltd [Member]
CURRENT LIABILITIES
Advance net, current	50	350	535
siParadigm, LLC [Member]
CURRENT LIABILITIES
Advance net, current	$ 536	$ 566